Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[1]	3.53%	7.48%	(12.84%)	1.73%	5.73%	7.36%	2.01%	7.08%	4.62%	3.48%
Performance Trust Municipal Bond Fund | Performance Trust Municipal Bond Fund - Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[2]	1.63%	8.67%	(12.01%)	2.17%	6.26%	8.71%	0.56%	7.28%	0.36%	4.10%
Performance Trust Multisector Bond Fund | Performance Trust Multisector Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		8.02%	10.11%	(10.72%)	4.24%

[1]	The returns shown in the bar chart are for Institutional Class shares. Class A shares and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different sales charges and expenses. Performance for Class A and Class C shares would be lower as expenses for Class A shares and Class C shares are higher.
[2]	The returns shown in the bar chart are for the Institutional Class shares. Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different sales charges and expenses. Performance for Class A shares would be lower as expenses for Class A shares are higher.